Organization and Business Background	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Background
NOTE 1 — ORGANIZATION AND BUSINESS BACKGROUND
Organization and General
CSLM ACQUISITION CORP. (the “Company”) is a blank check company incorporated in the Cayman Islands as an exempted company on April 13, 2021. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). We intend to effectuate our initial Business Combination using cash from the proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, our capital stock, debt or a combination of cash, stock and debt. The Company’s unaudited condensed financial statements include CSLM Merger Sub, Inc., a wholly-owned subsidiary of CSLM Acquisition Corp. and are presented on a consolidated basis (the “Financial Statements”).
The Company is not limited to a particular industry or geographic location for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of September 30, 2024, the Company had not commenced any operations. All activity from April 13, 2021 (inception) through September 30, 2024 relates to the Company’s formation, the initial public offering (“Initial Public Offering” or “IPO”), which is described below, and pursuit of a business combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating
income in the form of investment income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
On July 13, 2023, the Company submitted a certificate of incorporation of name change to the Cayman Islands Registry of Companies to change our name from “Consilium Acquisition Corp I, LTD.” to “CSLM Acquisition Corp.”. The name change of the Company to CSLM Acquisition Corp. was effected on Nasdaq at the open of trading on July 18, 2023 and continued trading under the same ticker symbol “CSLM”. The name change does not affect the rights of the Company’s securities holders.
Financing
On January 18, 2022, the Company consummated its Initial Public Offering of 18,975,000 units (the “Units”), including the issuance of 2,475,000 Units as a result of the underwriter’s exercise of its over-allotment option. Each Unit consists of one Class A ordinary share of the Company, par value $0.0001 per share (an “Ordinary Share”), one right to acquire one-tenth
of an Ordinary Share, and
one-half
of one redeemable warrant of the Company. Each whole warrant entitles the holder thereof to purchase one Ordinary Share for $11.50 per share, subject to adjustment. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $189,750,000.
Substantially concurrently with the closing of the Initial Public Offering, the Company completed the private sale of 7,942,500 private placement warrants (the “Private Placement Warrants”) at a purchase price of $1.00 per Private Placement Warrant, to the Company’s sponsor, Consilium Acquisition Sponsor I, LLC (the “Sponsor”), generating gross proceeds to the Company of $7,942,500. The Private Placement Warrants are identical to the warrants sold as part of the Units in the Initial Public Offering except that, so long as they are held by the Sponsor or its permitted transferees: (1) they will not be redeemable by the Company (except in certain redemption scenarios when the price per Ordinary Share equals or exceeds $10.00 (as adjusted)); (2) they (including the Ordinary Shares issuable upon exercise of these warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the Sponsor until 30 days after the completion of the Company’s initial business combination; (3) they may be exercised by the holders on a cashless basis; and (4) they (including the Ordinary Shares issuable upon exercise of these warrants) are entitled to registration rights.
A total of $2,250,000 was deposited to the Company’s operating account and a total of $191,647,500, comprised of a portion of proceeds from the IPO and the sale of the Private Placement Warrants, was placed in a U.S.-based trust account at JP Morgan Chase Bank, N.A., maintained by Continental Stock Transfer & Trust Company, acting as trustee (the “Trust Account”). Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the funds held in the Trust Account will not be released from the Trust Account until the earliest to occur of: (1) the Company’s completion of an initial business combination; (2) the redemption of any public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with its initial business combination or to redeem 100% of the Company’s public shares if the Company does not complete its initial business combination by October 18, 2024 after depositing $70,000 into the Trust Account for each one month Extension or (B) with respect to any other provision relating to shareholders’ rights or pre-initial
business combination activity; and (3) the redemption of the Company’s public shares if the Company has not completed its initial business combination by October 18, 2024, subject to applicable law.
On July 13, 2023 as approved by its shareholders at an extraordinary general meeting held on July 13, 2023 (the “Special Meeting”), The Company, and its trustee, Continental Stock Transfer & Trust Company amended (the “Amendment”) the Investment Management Trust Agreement, dated as of January 12, 2022 (the “Trust Agreement”), by and between the Company and Continental Stock Transfer & Trust Company (the “Trustee”) and the Company, in order to allow the Company to extend the time to complete a business combination by fifteen (15) additional one (1) month periods until, October 18, 2024 (the “Termination Date” or the “Combination Period”). The Company is required to deposit $
70,000
into the Trust Account for each of the fifteen (15) additional one (1) month extension periods. At the Special Meeting, the shareholders of the Company approved a special resolution to the Articles of Association to extend the time to consummate a business combination until October 18, 2024 and the Amendment in accordance with the Company’s Amended and Restated Memorandum of Association and Articles of Association (the “Articles of Association”).
In connection with the shareholders’ vote at the Special Meeting, 14,202,813 Class A shares were tendered for redemption. Shareholders validly redeemed their shares for $149,486,187, or approximately $10.53 per class A share. The trustee processed the redemptions on July 11, 2023 and distributed amounts from the Trust Account to the redeeming shareholders on July 26, 2023.
Immediately after the Special Meeting, the Company extended the time to complete the business combination by one (1) month to August 18, 2023, and deposited the sum of $70,000 into the Trust Account in accordance with the terms of the Trust Agreement. As of September 30, 2024, the Company has exercised thirteen (13) of the fifteen (15) additional one (1) month extension periods, depositing an aggregate of $910,000 into the Trust Account, to extend the time to complete the business combination to August 18, 2024.
On August 18, 2024, as approved by its shareholders at the annual general meeting held on August 18, 2024 (the “Annual Meeting”), the Company and its trustee, Continental Stock Transfer & Trust Company, amended the Investment Management Trust Agreement dated January 12, 2022, as amended on July 13, 2023, in order to allow the Company to extend the time to complete a business combination on a month-to-month
basis, until July 18, 2025 (the “Extended Termination Date” or the “Extended Combination Period”) by placing $30,000 into the Company’s Trust Account. As of September 30, 2024, the Company has made two (2) deposits of $30,000, or $60,000 in the aggregate, to extend the time with which the Company has to complete a business combination to October 18, 2024. On October 15, 2024, the Company deposited $30,000 into the Trust Account to extend the time with which the Company has to complete a business combination to November 18, 2024, and on November 14, 2024, the Company deposited $30,000 into the Trust Account to extend the time with which the Company has to complete a business combination to December 18, 2024 (see Note
9).

Merger Agreement
On January 22, 2024, the Company entered into a Merger Agreement, by and among the Company, CSLM Merger Sub Inc. (“Merger Sub”), and Fusemachines Inc., a Delaware corporation (“Fusemachines”) (as it may be amended and/or restated from time to time, the “Merger Agreement”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, Merger Sub will merge with and into Fusemachines, after which Fusemachines will be the surviving corporation and a wholly owned subsidiary of the Company.
On August 27, 2024, the Company entered into an amendment to the Merger Agreement (the “Merger Agreement Amendment”) whereby the Company will continue out of the Cayman Islands and into the State of Delaware to re-domicile
and become a newly formed Delaware corporation by means of a merger with the Company, pursuant to the Cayman Islands Companies law and the applicable provisions of the Delaware General Corporation Law, with such newly formed Delaware corporation becoming the surviving corporation in the merger. In addition the Merger Agreement Amendment includes a provision that increases the amount the Company may borrow from the Sponsor from $2,000,000 to $2,750,000.
Risks and Uncertainties
Results of operations and the Company’s ability to complete an Initial Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond its control. The business could be impacted by, among other things, downturns in the financial markets or in economic conditions, inflation, increases in interest rates, adverse developments af fec
ting the financial services industry, and geopolitical instability, such as the military conflict in the Ukraine and the middle e
a
st.
Any of the foregoing consequences, including those we cannot yet predict, may cause our business, financial condition, results of operations and the price of our ordinary shares to be adversely affected. The Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.
Going Concern Consideration
As of September 30, 2024 and December 31, 2023, the Company had
$
47,353
 and
$
138,283
in cash, respectively, and a working capital deficit of
$
3,547,994
 and
$
1,676,487
, respectively, excluding Marketable Securities held in the Trust Account and the Deferred Underwriter Commissions liability.
The Company’s liquidity needs through September 30, 2024 had been satisfied through a payment from the Sponsor of $
25,000
for Class B ordinary shares, par value $
0.0001
per share (“Class B ordinary shares” and shares thereof, “founder shares”), the Initial Public Offering and the sale of the private placement warrants (see Note 3 and Note 4). Additionally, the Company drew on an unsecured promissory note to pay certain offering costs and an unsecured promissory note bearing interest at
4.75
% per annum for working capital needs.
The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period within one year after the date that the Financial Statements are issued. Management plans to address this uncertainty through related party loans from the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates (“Working Capital Loans”) (see Note 5) and effecting a Business Combination. However, there is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful or successful within the Extended Combination Period.
The Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 — ORGANIZATION AND BUSINESS BACKGROUND
Organization and General
CSLM ACQUISITION CORP. (the “Company” or “CSLM”) company incorporated in the Cayman Islands as an exempted company on April 13, 2021. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). We intend to effectuate our initial Business Combination using cash from the proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, our capital stock, debt or a combination of cash, stock and debt. The Company’s financial statements include CSLM Merger Sub, Inc., a wholly-owned subsidiary of CSLM Acquisition Corp. and are presented on a consolidated basis.
The Company is not limited to a particular industry or geographic location for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2023, the Company had not commenced any operations. All activity from April 13, 2021 (inception) through December 31, 2023 relates to the Company’s formation, the initial public offering (“Initial Public Offering” or “IPO”), which is described below, and pursuit of a business combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating
income in the form of dividend and interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
On July 13, 2023, the Company submitted a certificate of incorporation of name change to the Cayman Islands Registry of Companies to change our name from “Consilium Acquisition Corp I, LTD.” to “CSLM Acquisition Corp.”. The name change of the Company to CSLM Acquisition Corp. was effected on Nasdaq at the open of trading on July 18, 2023 and continued trading under the same ticker symbol “CSLM”. The name change does not affect the rights of the Company’s securities holders.
Financing
On January 18, 2022, the Company consummated its Initial Public Offering of 18,975,000 units (the “Units”), including the issuance of 2,475,000 Units as a result of the underwriter’s exercise of its over-allotment option. Each Unit consists of one Class A ordinary share of the Company, par value $0.0001 per share (an “Ordinary Share”), one right to acquire one-tenth
of an Ordinary Share, and
one-half
of one redeemable warrant of the Company. Each whole warrant entitles the holder thereof to purchase one Ordinary Share for $11.50 per share, subject to adjustment. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $189,750,000.
Substantially concurrently with the closing of the Initial Public Offering, the Company completed the private sale of 7,942,500 private placement warrants (the “Private Placement Warrants”) at a purchase price of $1.00 per Private Placement Warrant, to the Company’s sponsor, CSLM Acquisition Sponsor I, LLC (the “Sponsor”), generating gross proceeds to the Company of $7,942,500. The Private Placement Warrants are identical to the warrants sold as part of the Units in the Initial Public Offering except that, so long as they are held by the Sponsor or its permitted transferees: (1) they will not be redeemable by the Company (except in certain redemption scenarios when the price per Ordinary Share equals or exceeds $10.00 (as adjusted)); (2) they (including the Ordinary Shares issuable upon exercise of these warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the Sponsor until 30 days after the completion of the Company’s initial business combination; (3) they may be exercis
e
d by the holders on a cashless basis; and (4) they (including the Ordinary Shares issuable upon exercise of these warrants) are entitled to registration rights.

A total of $2,250,000 was deposited to the Company’s operating account and a total of $191,647,500, comprised of a portion of proceeds from the IPO and the sale of the Private Placement Warrants, was placed in a U.S.-based trust account at JP Morgan Chase Bank, N.A., maintained by Continental Stock Transfer & Trust Company, acting as trustee. Except with respect to interest earned on the funds held in the trust account that may be released to the Company to pay its taxes, if any, the funds held in the trust account will not be released from the trust account until the earliest to occur of: (1) the Company’s completion of an initial business combination; (2) the redemption of any public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with its initial business combination or to redeem 100% of the Company’s public shares if the Company does not complete its initial business combination by October 13, 2024 after depositing $70,000 into the Trust Account for each one month Extension or (B) with respect to any other provision relating to shareholders’ rights or pre-initial
business combination activity; and (3) the redemption of the Company’s public shares if the Company has not completed its initial business combination by October 18, 2024 from the closing of the IPO, subject to applicable law.
On July 13, 2023 as approved by its shareholders at the Special Meeting, the Company and its trustee, Continental Stock Transfer & Trust Company amended (the “Amendment”) the Investment Management Trust Agreement, dated as of January 12, 2022 (the “Trust Agreement”) in order to allow the Company to extend the time to complete a business combination by fifteen (15) additional one (1) month periods until, October 18, 2024 (the “Termination Date”) by depositing into the Trust Account $70,000 for each one-month
Extension.
In connection with the shareholders’ vote at the Special Meeting, 14,202,813 Class A shares were tendered for redemption. Shareholders validly redeemed their shares for $149,486,187, or approximately $10.53 per class A share. The trustee processed the redemptions on July 11, 2023 and distributed amounts from the Trust Account to the redeeming shareholders on July 26, 2023.
Immediately after the Special Meeting, the Company extended the time to complete the business combination by one (1) month to August 18, 2023, and deposited the sum of $70,000 into the Trust Account in accordance with the terms of the Trust Agreement. On August 14, 2023, the Company deposited $70,000 into the Trust Account to extend the time to complete the business combination by one (1) month from August 18, 2023 to September 18, 2023. On September 14, 2023, the Company deposited $70,000 into the Trust Account to extend the time to complete the business combination by one (1) month from September 18, 2023 to October 18, 2023. On October 17, 2023, the Company deposited $70,000 into the Trust Account to extend the time to complete the business combination by one (1) month from October 18, 2023 to November 18, 2023. On November 16, 2023, the Company deposited $70,000 into the Trust Account to extend the time to complete the business combination by one (1) month from November 18, 2023 to December 18, 2023. On December 15, 2023, the Company deposited $70,000 into the Trust Account to extend the time to complete the business combination by one (1) month from December 18, 2023 to January 18, 2024. As of December 31, 2023, the Company has exercised six (6) of the fifteen (15) additional (1) month extension periods.
Merger Agreement
On January 22, 2024, CSLM Acquisition Corp. (or the “Parent”) (which shall de-register
from the Register of Companies in the Cayman Islands by way of continuation out of the Cayman Islands and into the State of Delaware so as to migrate to and domesticate as a Delaware corporation prior to the Closing Date (as defined below)), entered into a Merger Agreement, by and among CSLM, CSLM Merger Sub Inc., a Delaware corporation and a direct, wholly owned subsidiary of CSLM (“Merger Sub”), and Fusemachines Inc., a Delaware corporation (“Fusemachines” or the Company” as referred to in this section) (as it may be amended and/or restated from time to time, the “Merger Agreement”). Capitalized terms used in this Current Report on Form
8-K
but not otherwise defined herein have the meanings given to them in the Merger Agreement (see Note 9).

The Merger
The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, following the Domestication (as defined below) Merger Sub will merge with and into Fusemachines (the “Merger”), after which Fusemachines will be the surviving corporation (the “Surviving Corporation”) and a wholly-owned subsidiary of CSLM. The transactions contemplated by the Merger Agreement together with the other related agreements are referred to herein as the “Business Combination.” The time of the closing of the Business Combination is referred to herein as the “Closing.” The date of the Closing is referred to herein as the “Closing Date.” In connection with the Business Combination, CSLM will be renamed “Fusemachines Inc.” (“Pubco”). The Merger will become effective upon the filing of the certificate of merger with the Secretary of State of the State of Delaware or at such later time as is agreed to by the parties to the Merger Agreement and specified in the articles of merger (the “Effective Time”).
The Domestication
At least one Business Day prior to the date of the Effective Time and on the terms and subject to the conditions of the Merger Agreement, CSLM shall de-register
from the Register of Companies in the Cayman Islands by way of continuation out of the Cayman Islands and into the State of Delaware so as to migrate to and domesticate as a Delaware corporation in accordance with Parent’s organizational documents, Section 388 of the Delaware General Corporation Law, as amended, and Part XII of the Companies Act (Revised) of the Cayman Islands (the “Domestication”).
In connection with the Domestication, (x) prior to the Domestication, Consilium Acquisition Sponsor I, LLC, a Cayman Islands limited liability company and the Sponsor of CSLM, will surrender to CSLM for no consideration the sole issued and outstanding Class B ordinary share of CSLM, par value $0.0001 per share, and (y) at the effective time of the Domestication, (i) each then issued and outstanding Class A ordinary share of CSLM, par value $0.0001 per share, after giving effect to redemptions occurring prior to the Domestication, will convert automatically, on a one-for-one
basis, into one share of common stock, par value $0.0001 per share, of Parent (each a “Parent Common Share”), (ii) each then issued and outstanding Parent Class B Ordinary Share shall convert automatically into one Parent Common Share; (iii) each then issued and outstanding warrant of CSLM will become exercisable for one Parent Common Share (“Domesticated Parent Warrant”), pursuant to the Warrant Agreement, dated as of January 12, 2022, by and between CSLM and Continental Stock Transfer & Trust Company, as warrant agent, (iv) each then issued and outstanding Parent Right shall convert automatically into one right to acquire one-tenth
(
1/10
) of one Parent Common Share upon the consummation of Parent’s initial business combination, pursuant to the terms of the Parent Rights Agreement (“Domesticated Parent Right”); and (v) each then issued and outstanding unit of CSLM shall separate and convert automatically into one Parent Common Share, one right to acquire one-tenth
of a Parent Common Share, and
one-half
of one Domesticated Parent Warrant.
Consideration and Structure
Under the Merger Agreement, the Fusemachines equityholders that hold shares of Company Common Stock (as defined below), shares of Company Preferred Stock (as defined below), Company Options (as defined below), or Company Convertible Notes (as defined below) will receive an aggregate of the number of Parent Common Shares equal to the quotient obtained by dividing (a) $
200,000,000
, by (b) US$
10.00
(the “Aggregate Merger Consideration”) in exchange for all of Fusemachines’ Aggregate Fully Diluted Company Common Stock, as defined below.
The Merger Agreement also provides, among other things, Parent, Sameer Maskey, the founder and Chief Executive Officer of the Company, and the Company are entering into and delivering a Founder Transaction Bonus Agreement, (the “Founder Transaction Bonus Agreement”), pursuant to which Mr. Maskey will be entitled to a transaction completion bonus upon the Closing upon the terms set forth in the Founder Transaction Bonus Agreement.

Sponsor Convertible Notes
Within five
(5)
Business Days following the execution of the Merger Agreement, and as a condition to Closing, an affiliate of Sponsor will provide to the Company loans in an aggregate amount of $
6.5
million in the form of convertible promissory notes, of which $
4.5
million shall be used by the Company for general corporate purposes, including debt repayment, and $
2.0
million shall be used by the Company to repurchase certain Company shares from Mr. Maskey (collectively, the “Sponsor Convertible Notes”), and contemporaneously therewith, Mr. Maskey shall enter into a pledge agreement with the Sponsor and the Company (the “Pledge Agreement”), pursuant to which Mr. Maskey shall pledge certain shares of Company Common Stock held by him to secure the Company’s obligations under the Sponsor Convertible Notes. The Sponsor Convertible Notes (i) may convert into shares of Preferred Stock of the Company prior to the Closing of Merger at the option of the Sponsor in the event of a Qualified Financing, as defined in the Sponsor Convertible Notes, or (ii) automatically convert into shares of Common Stock of the Company prior to the Closing of the Merger, at the Conversion Price set forth and defined in the Sponsor Convertible Notes, upon receipt of five days’
notice the date of the Closing.

The PIPE Investment
In connection with the transactions contemplated by the Merger Agreement, Parent will enter into subscription agreements, in the form and substance as reasonably agreed upon by Parent and the Company (the “Subscription Agreements”), with certain investors providing for aggregate investments in Parent Common Shares in a private placement on or prior to the Closing of an amount as of immediately prior to the Effective Time, the sum of (i) $8,240,000, (ii) the outstanding balance under the Amended and Restated Promissory Note of up to $2 Million, dated as of January 18, 2024, issued by Parent in favor of Sponsor to fund Parent’s working capital requirements, as it may be from time to time amended or supplemented, and (iii) up to $3,000,000, subject to reduction up to zero as follows: (a) a dollar-for-dollar
reduction for Parent Closing Excess Cash of up to $1,000,000, and (b) a 20% reduction for every dollar of Parent Closing Excess Cash in excess of $1,000,000 (the “Contingent PIPE Investment Amount”), if any (the “PIPE Investment Amount”) at $10.00
per Parent Common Share (the “PIPE Investment”). “Parent Closing Excess Cash” means (i) the amount of cash available in the Trust Account immediately prior to the Effective Time after deducting the amount required to satisfy the Parent Redemption Amount plus (ii) the proceeds of any equity investments (including any private investments in public equity) or debt financing facilities that are or will be actually received by Parent prior to or substantially concurrently with the Closing, but excluding the PIPE Investment Amount.
Treatment of Fusemachines Securities
Pursuant to the Merger Agreement, at the Effective Time, each option (whether vested or unvested) (each, a “Company Option”) to purchase shares of common stock of the Company (“Company Common Stock”) that is outstanding as of immediately prior to the Effective Time will be converted into an option to acquire, subject to substantially the same terms and conditions as were applicable under such Company Option (including expiration date, vesting conditions, and exercise provisions), the number of Parent Common Shares (rounded down to the nearest whole share), determined by multiplying the number of shares of Company Common Stock subject to such Company Option as of immediately prior to the Effective Time by the Conversion Ratio (as defined below), at an exercise price per Parent Common Share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of Company Common Stock of such Company Option divided by (B) the Conversion Ratio (a “Converted Stock Option”). At the Effective Time, Parent will assume all obligations of the Company with respect to each Converted Stock Option.
Pursuant to the Merger Agreement, effective immediately prior to the Effective Time, each of the Company’s issued and outstanding convertible promissory notes (the “Company Convertible Notes”) shall be (i) treated in accordance with the terms of the relevant agreement governing such Company Convertible Notes, and (ii) converted into Company Preferred Stock or Company Common Stock, as applicable.
The “Conversion Ratio” is the quotient obtained by dividing (i) the nu
mber of Parent Common Shares constituting the Aggregate Merger Consideration, by (ii) the “Aggregate Fully Diluted Company Common

Stock”, which means: the sum, without duplication, of (a) all shares of Company Common Stock that are issued and outstanding immediately prior to the Effective Time; plus (b) the aggregate number of shares of Company Common Stock issuable upon conversion of all shares of Company Preferred Stock that are issued and outstanding immediately prior to the Effective Time; plus (c) the aggregate number of shares of Company Common Stock issuable upon full exercise of all Company Options (whether vested or unvested); plus (d) the aggregate number of shares of Company Common Stock issuable upon full conversion of all Company Convertible Notes that are outstanding immediately prior to the Effective Time; plus (e) the aggregate number of shares of Company Common Stock issuable upon full conversion, exercise or exchange of any other securities of the Company outstanding immediately prior to the Effective Time directly or indirectly convertible into or exchangeable or exercisable for shares of Company Common Stock.
The Pubco Bylaws will provide that the Parent Common Shares issued as consideration pursuant to the Merger will be subject to a lock-up
for a period of the shorter period of (i) one year after the Closing Date and (ii) subsequent to the Closing Date, (x) if the last reported sale price of Parent Common Shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share dividends, rights issuances, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any
30-trading
day period commencing at least 120 days after the Closing Date or (y) the date following the Closing Date on which the PubCo completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the PubCo’s shareholders having the right to exchange their Parent Common Shares for cash, securities or other property. The board of directors of the PubCo may, in its sole discretion, determine to waive, amend or repeal such lock-up
obligations, whether in whole or in part.
The Sponsor Support Agreement provides that the Parent Common Shares owned by the Sponsor shall be subject to a
“lock-up”
of the same duration and terms as those set forth in the Pubco Bylaws with respect to Parent Common Shares issued as consideration in the Merger.
Representations, Warranties and Covenants
The parties to the Merger Agreement have made customary representations, warranties and covenants in the Merger Agreement, including, among others, covenants with respect to the conduct of the Company and CSLM and their respective subsidiaries prior to the Closing, including the Company’s covenant to deliver to CSLM its audited financial statements for the twelve month periods ended December 31, 2023 and 2022 (the “Financial Statements”) for inclusion in the registration statement on Form
S-4
to be filed by CSLM in connection with the Business Combination (the “Registration Statement”), and that such Financial Statements have been prepared in conformity with U.S. GAAP applied on a consistent basis and in accordance with the requirements of the Public Company Accounting Oversight Board for public companies. The Company has covenanted to provide the Financial Statements no later than February 29, 2024, or incur delay fees in the amount equal to $35,000 for the first one-month
delay to March 31, 2024
(pro-rated
for a partial month), $50,000 for the second
one-month
delay to April 30, 2024 and thereafter $70,000 for each subsequent one-month
delay
(pro-rated
for any partial month).
CSLM and the Company may also mutually agree that CSLM enter into and consummate subscription agreements with investors to purchase securities of CSLM in connection with the PIPE Investment on terms mutually agreeable to CSLM and the Company.
Conditions to Closing
The Closing is subject to certain customary conditions, including, among other things: (i) approval of the Business Combination and related agreements and transactions by the respective shareholders of CSLM and the Company; (ii) the effectiveness of the Registration Statement; (iii) the Parent Common Shares being conditionally approved for listing on the Nasdaq Stock Market (“Nasdaq”) or another national stock exchange; (iv) the Domestication shall have been consummated on the day that is at least one Business Day prior to the Closing Date (v) delivery of the respective certificates, authorizations and certificates of good standing from the
Company, CSLM and Merger Sub; (vi) the Company shall have obtained each Company Consent; (vii) Company shall have delivered to Parent executed employment agreements with certain employees; (viii) the size and composition of the post-Closing Parent Board of Directors shall have been appointed; (ix) the PIPE Investment shall have been consummated as of immediately prior to the Closing with gross proceeds in an amount not less than the PIPE Investment Amount; and (x) there shall not have occurred an Event of Default under a Sponsor Convertible Note, as defined in the applicable Sponsor Convertible Note.
Risks and Uncertainties
Results of operations and the Company’s ability to complete an initial Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond its control. The business could be impacted by, among other things, downturns in the financial markets or in economic conditions, inflation, increases in interest rates, adverse developments affecting the financial services industry, and geopolitical instability, such as the military conflict in the Ukraine and the middle east.
Any of the foregoing consequences, including those we cannot yet predict, may cause our business, financial condition, results of operations and the price of our ordinary shares to be adversely affected. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Going Concern Consideration
As of December 31, 2023 and 2022, the Company had $138,283 and $224,474 in cash, respectively, and working (deficit)
 capital
of $(1,676,487) and 151,951,
respectively, excluding Marketing Securities held in the Trust Account and the Deferred Underwriter Fee liability. The Company has incurred losses from operations and has an accumulated deficit of $8,318,211 as of December 31, 2023.
The Company’s liquidity needs through December 31, 2023 had been satisfied through a payment from the Sponsor of $25,000 for Class B ordinary shares, par value $0.0001 per share (“Class B ordinary shares” and shares thereof, “founder shares”), the Initial Public Offering and the sale of the private placement warrants (see Note 3 and Note 4). Additionally, the Company drew on an unsecured promissory note to pay certain offering costs and an unsecured promissory note bearing interest at 4.75% per annum for working capital needs.
The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period within one year after the date that the consolidated financial statements are issued. Management plans to address this uncertainty through related party loans from the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates (“Working Capital Loans”) (see Note 5) and effecting a Business Combination. However, there is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful or successful within the Combination Period.
The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.